Provisions (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Provisions

($ millions)	Restructuring	Litigation & other	Total
As at November 1, 2017	$103	$110	$213
Provisions made during the year	–	79	79
Provisions utilized / released during the year	(79)	(32)	(111)
Balance as at October 31, 2018	$24	$157	$181
Provisions made during the year	–	125	125
Provisions utilized / released during the year	(10)	(72)	(82)
Balance as at October 31, 2019	$14	$210	$224